Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2014
Schedule of Property and Equipment Estimated Useful Life

Property and equipment is recorded at cost and depreciated using the straight-line method over the estimated useful lives of the related assets. The useful lives are as follows:

Computer equipment	2-3 years
Furniture and fixtures	5 years
Developed software	1.5-3 years
Purchased software	3-5 years
Leasehold improvements	Shorter of expected useful life or lease term

Summary of Changes in Allownce For Doubtful Accounts

Changes in the Company’s allowance for doubtful accounts are as follows:

	Year Ended December 31,		Six Months Ended June 30,
	2012	2013	2013	2014
			(unaudited)
	(in thousands)
Allowance for doubtful accounts at beginning of period	$248	$210	$210	$510
Additions to expense	74	473	86	166
Less: writeoffs, net of recoveries and other adjustments	(112)	(173)	16	3

Balance at end of period	$210	$510	$312	$679

Schedule of Fair Value Assets Measured on Recurring Basis

The following tables present the balances of assets measured at fair value on a recurring basis as of the dates presented at December 31, 2012 and 2013 and June 30, 2014.

	December 31,		June 30, 2014 (unaudited)
Fair Value	2012	2013
	(in thousands)
Cash equivalents	$—	$4,200	$4,203

Schedule of Fair Value, Valuation Techniques and Related Unobservable Inputs

The following table presents the fair value, valuation techniques and related unobservable inputs for the Level 3 measurement as of December 31, 2013:

	Fair value (in thousands)	Valuation technique	Unobservable input	Range
Redeemable common stock	$18,415	Probability Weighted Expected Return Method	Discount rate of 15.3% Lack of Marketability–14.9% per common share	Based on computed estimated fair value